Average Annual Total Returns - First Trust Multi Cap Value AlphaDEX Fund	First Trust Multi Cap Value AlphaDEX Fund 1 Year	First Trust Multi Cap Value AlphaDEX Fund 5 Years	First Trust Multi Cap Value AlphaDEX Fund 10 Years	First Trust Multi Cap Value AlphaDEX Fund Since Inception	First Trust Multi Cap Value AlphaDEX Fund Inception Date	First Trust Multi Cap Value AlphaDEX Fund After tax on distributions 1 Year	First Trust Multi Cap Value AlphaDEX Fund After tax on distributions 5 Years	First Trust Multi Cap Value AlphaDEX Fund After tax on distributions 10 Years	First Trust Multi Cap Value AlphaDEX Fund After tax on distributions Since Inception	First Trust Multi Cap Value AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Multi Cap Value AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Multi Cap Value AlphaDEX Fund After tax on distributions and sale of fund shares 10 Years	First Trust Multi Cap Value AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	Nasdaq AlphaDEX® Multi Cap Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq AlphaDEX® Multi Cap Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq AlphaDEX® Multi Cap Value Index (reflects no deduction for fees, expenses or taxes) 10 Years	Nasdaq AlphaDEX® Multi Cap Value Index (reflects no deduction for fees, expenses or taxes) Since Inception	Nasdaq US Multi Cap Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq US Multi Cap Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq US Multi Cap Value Index (reflects no deduction for fees, expenses or taxes) 10 Years	Nasdaq US Multi Cap Value Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P Composite 1500® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Composite 1500® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Composite 1500® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P Composite 1500® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	23.53%	5.97%	11.01%	6.95%	May 08, 2007	22.61%	5.24%	10.35%	6.33%	13.90%	4.29%	8.77%	5.34%	24.51%	[1]	[1]	[1]	[1]	29.79%	[1]	[1]	[1]	[1]	30.90%	11.46%	13.52%	8.52%	31.31%	9.38%	12.19%	6.58%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.